Income Taxes (Tables)	12 Months Ended
Mar. 31, 2011
Income Taxes
Schedule of Income Taxes Recognized

	2009	2010	2011
	Millions of yen
Income (loss) from continuing operations	¥370,083	¥447,001	¥475,592
Equity in earnings (losses) of affiliated companies	(2,634)	4,821	(1,027)
Other comprehensive income (loss):
Unrealized gain (loss) on securities	(11,307)	16,013	(1,306)
Unrealized gain (loss) on derivative instruments	3,615	(562)	(1,302)
Foreign currency translation adjustments	(13,348)	3,558	(12,818)
Pension liability adjustments	(158,242)	79,525	(49,557)

Total income taxes	¥188,167	¥550,356	¥409,582

Schedule of the Difference between the Effective Income Tax Rate and the Statutory Tax Rate

	Percent of income before income taxes and equity in earnings of affiliated companies
	2009	2010	2011
Statutory tax rate	40.64%	40.65%	40.65%
Tax credit	(0.81)	(1.80)	(1.61)
Net change in valuation allowance	0.71	0.98	0.59
Net change in deferred tax liability on change in interest in and reorganization of subsidiaries	(7.85)	(0.39)	—
Other	0.80	0.47	0.82

Effective tax rate	33.49%	39.91%	40.45%

Schedule of Components of Deferred Tax Assets and Liabilities

	2010	2011
	Millions of yen
Deferred tax assets:
Liability for employees' retirement benefits	¥592,265	¥627,346
Accrued enterprise tax	19,337	17,114
Property, plant and equipment and intangible assets principally due to differences in depreciation	437,383	437,054
Compensated absences	105,030	103,659
Accrued bonus	45,290	45,851
Unamortized purchases of leased assets	14,897	11,388
Operating loss carryforwards	186,745	175,472
Accrued liabilities for loyalty programs	110,700	121,109
Deferred revenues regarding Nikagetsu Kurikoshi	29,451	28,453
Foreign currency translation adjustments	8,993	21,809
Other	150,283	159,345

Total gross deferred tax assets	1,700,374	1,748,600
Less—Valuation allowance	(265,850)	(274,559)

Total deferred tax assets	1,434,524	1,474,041

Deferred tax liabilities:
Unrealized gains on securities	(6,952)	(3,343)
Special depreciation reserve	(83)	(112)
Issuance of subsidiaries common stock etc.	(354,449)	(347,597)
Other	(136,241)	(175,187)

Total gross deferred tax liabilities	(497,725)	(526,239)

Net deferred tax assets	¥936,799	¥947,802

Schedule of Net Deferred Tax Assets

	2010	2011
	Millions of yen
Deferred income taxes (current assets)	¥257,793	¥244,881
Deferred income taxes (investments and other assets)	828,935	886,953
Other current liabilities	(1,124)	(222)
Other long-term liabilities	(148,805)	(183,810)

Total	¥936,799	¥947,802

Schedule of Deductions Used in Determining Taxable Income in Future Periods

Year ending March 31	Millions of yen
Within 5 years	¥363,516
6 to 20 years	308,504
Indefinite periods	59,038

Total	¥731,058

Schedule of Unrecognized Tax Benefits

2011
Millions of yen
Balance at March 31, 2010	—
Acquisition	5,345
Increase in tax position of current year	22
Foreign currency translation adjustments	70

Balance at March 31, 2011	5,437